Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure Abstract
Summary of Convertible Notes Outstanding

The following table summarizes the convertible notes outstanding at September 30, 2017:

(in thousands)
Convertible notes payable, principal	$11,437
Debt discounts	(1,701)

Net convertible note payable	$9,736

The following table summarizes the convertible notes outstanding at December 31, 2016:

(in thousands)	December 31, 2016
Convertible notes payable, principal	$34,351
Debt discounts	(21,008)

Net convertible note payable	$13,343

Summary of Common Stock Shares Issued under Notes

The Company has issued shares of Common Stock as payments of principal (including certain early repayments at the option of the holders) under the Notes as follows:

	Number of	Number of	Applicable
	Shares of	Shares of	Conversion	Reduction in
	Common Stock	Preferred Stock	Price	Principal
January 12, 2017	11,753	—	$126.00	$1,478,318
January 26 - February 1, 2017[1]	4,857	—	$112.00	544,000
February 10, 2017	43,882	—	$70.00	3,045,817
February 23 - March 2, 2017[1]	2,571	—	$49.00	126,000
March 13, 2017	117,297	—	$38.50	4,417,830
April 10, 2017	169,061	—	$21.00	3,621,286
May 9, 2017	109,367	—	$17.50	1,913,915
June 7 / July 2, 2017 Exchange Agreement[2]	689,796	4,200	$6.09	4,200,000
July 7, 2017	114,286	—	$17.50	2,000,000
August 4, 2017	38,906	—	$24.50	1,015,848
August 28, 2017 Restructuring Agreement[3]	117,171	—	$10.50	1,200,000

Total	1,418,948			$23,563,014

[1]	During the periods referenced above, the Company and the holders of the Notes agreed to a temporary reduction in the conversion price in order to encourage voluntary conversion of Notes by the holders thereof.
[2]	On July 2, 2017, the Company entered into an exchange agreement with one of its investors which had purchased Notes, for $4.2 million aggregate principal amount of such Notes for 4,200 shares of Series A Preferred Stock. The Series A Preferred Stock shares were issued to address a short-term valuation issue for 689,796 common shares delivered to the Notes holders to close an installment period. Through the Series A Preferred Shares placement, the Company was able to value the open installment shares such that the amount of debt remaining under the Notes was reduced by $4.2 million. Additionally, the Company recognized a loss on debt settlement of $1.0 million related to this transcation.
[3]	On August 28, 2017, the Company entered into a restructuring agreement with one of its investors which had purchased Notes. The restructuring agreement included a provision to exchange 117,171 shares for $1.2 million aggregate principal amount of such Notes. Additionally, the Company recognized a loss on debt settlement of $2.0 million related to this transaction. The restructuring agreement is discussed in more detail above.